Average Annual Total Returns{- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend 2015 Fund	Fidelity Freedom Blend 2015 Fund- Class K Return Before Taxes Past 1 year	Fidelity Freedom Blend 2015 Fund- Class K Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	12.09%	9.31%	[1]	7.51%	7.36%	[1]	11.62%	9.18%	[1]

[1]	(a)From August 31, 2018